Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Total Stockholder Return	Peer Group Total Stockholder Return (3)	Net Income (Loss) ($ in thousands)	Distributable Return on Equity (4)
2024	-	-	$2,216,225	$1,354,954	$130.5	$194.8	$(430,398)	0.9%
2023	-	-	$3,431,442	$3,318,403	$173.0	$204.0	$348,411	8.6%
2022	-	-	$2,355,834	$1,870,843	$165.3	$165.4	$203,163	12.8%
2021	-	-	$1,656,291	$1,879,624	$206.5	$203.5	$159,974	15.4%
2020	-	-	$1,260,209	$1,217,810	$147.0	$160.7	$46,069	12.3%

Company Selected Measure Name	Distributable ROE
Named Executive Officers, Footnote	Mr. Capasse is the principal executive officer for fiscal years 2020 through 2024. The Company does not pay or reimburse our Manager for any portion of the cash compensation that is paid by our Manager and its affiliates to Mr. Capasse.
Our Named Executive Officers for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021 include
Andrew Ahlborn, Chief Financial Officer, Gary Taylor, Chief Operating Officer and Adam Zausmer, Chief Credit Officer. Our Named Executive
Officers for the year ended December 31, 2020 include Andrew Ahlborn, Chief Financial Officer and Gary Taylor, Chief Operating Officer.

Peer Group Issuers, Footnote	The peer group that we used for purposes of this disclosure is the Competitor Composite Average, the same peer group used for our performance graph disclosed in our Annual Report. The Competitor Composite Average is a measure of the total return performance of mortgage REIT competitors based on actual share prices of the following companies: Blackstone Mortgage Trust Inc. (BXMT), Starwood Property Trust, Inc.
(STWD), Ares Commercial Real Estate Corporation (ACRE), Apollo Commercial Real Estate Finance Inc. (ARI), Arbor Realty Trust, Inc. (ABR), and
Ladder Capital Corporation (LADR).

PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO Average Total Compensation Amount	2,216,225	3,431,442	2,355,834	1,656,291	1,260,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,354,954	3,318,403	1,870,843	1,879,624	1,217,810
Adjustment to Non-PEO NEO Compensation Footnote	To calculate average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary
Compensation Table total compensation. Note that the dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year.

		Subtracted:	Added:
Year	Average Summary Compensation Table Total Compensation (1)	Average Grant Date Fair Value of Awards Granted in the Year (2)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year (3)	Average Year End Fair Value of Unvested Equity Awards with Performance Conditions Granted in the Year (3)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (3)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (3)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Compensation Actually Paid (CAP)
2024	$2,216,225	$(800,000)	$301,104	$227,648	$(675,691)	$(31,909)	$117,577	$1,354,954
2023	$3,431,442	$(1,550,000)	$315,871	$910,562	$104,181	$31,322	$75,026	$3,318,403
2022	$2,355,834	$(716,667)	$281,313	$192,233	$(286,015)	$(11,691)	$55,835	$1,870,843
2021	$1,656,291	$(246,862)	$150,485	$271,991	$20,010	$4,433	$23,276	$1,879,624
2020	$1,260,209	$(212,500)	$161,725	$—	$(6,411)	$(1,019)	$15,806	$1,217,810
(1)There are no pension benefits for the Non-PEO NEOs.
(2)Represents the grant date fair value of equity-based awards granted each year.
(3)The fair value of the restricted Common Stock was determined based on the stock price on the applicable valuation dates. The fair value of the
RSUs was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the restricted Common Stock and RSUs did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year.
The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

Compensation Actually Paid vs. Total Shareholder Return

Company Performance Measures to Determine 2024 Compensation Actually Paid (CAP)
Distributable Return on Equity (ROE)
Relative Total Stockholder Return (TSR)
	CAP vs TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs Distributable ROE
Total Shareholder Return Vs Peer Group

Company Performance Measures to Determine 2024 Compensation Actually Paid (CAP)
Distributable Return on Equity (ROE)
Relative Total Stockholder Return (TSR)
	CAP vs TSR and Peer Group TSR
Total Shareholder Return Amount	$ 130.5	173.0	165.3	206.5	147.0
Peer Group Total Shareholder Return Amount	194.8	204.0	165.4	203.5	160.7
Net Income (Loss)	$ (430,398,000)	$ 348,411,000	$ 203,163,000	$ 159,974,000	$ 46,069,000
Company Selected Measure Amount	0.009	0.086	0.128	0.154	0.123
PEO Name	Mr. Capasse
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Distributable ROE is based on Distributable Earnings, which is calculated as GAAP Net Income excluding the following (i) any unrealized gains or losses on certain MBS not retained by us as part of our loan origination businesses (ii) any realized gains or losses on sales of certain MBS (iii) any unrealized gains or losses on residential MSRs from discontinued operations (iv) any unrealized change in current expected credit loss reserve and valuation allowances (v) any unrealized gains or losses on de-designated cash flow hedges (vi) any unrealized gains or losses on foreign exchange hedges (vii) any unrealized gains or losses on certain unconsolidated joint ventures (viii) any non-cash compensation expense related to stock-
based incentive plans (ix) any unrealized gains or losses on preferred equity, at fair value (x) one-time non-recurring gains or losses, such as gains or losses on discontinued operations, bargain purchase gains, or merger related expenses.

Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (800,000)	$ (1,550,000)	$ (716,667)	$ (246,862)	$ (212,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,104	315,871	281,313	150,485	161,725
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(675,691)	104,181	(286,015)	20,010	(6,411)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,648	910,562	192,233	271,991	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,909)	31,322	(11,691)	4,433	(1,019)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 117,577	$ 75,026	$ 55,835	$ 23,276	$ 15,806